Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	MEDICURE INC.
Entity Central Index Key	0001133519
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	10,436,313
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-31995
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	2 - 1250 Waverley Street
Entity Address City Or Town	Winnipeg
Entity Address State Or Province	MB
Entity Address Country	CA
Entity Address Postal Zip Code	R3T 6C6
Auditor Name	Ernst & Young LLP
Auditor Firm Id	1263
Security 12g Title	Common Shares
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Location	Winnipeg, Canada
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	2 - 1250 Waverley Street
Entity Address City Or Town	Winnipeg
Entity Address State Or Province	MB
Entity Address Country	CA
Entity Address Postal Zip Code	R3T 6C6
City Area Code	204
Local Phone Number	487-7412
Contact Personnel Name	Dr. Albert D. Friesen
Phone Fax Number Description	(204) 488-9823